Simplify Multi-QIS Alternative ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Principal Value
U.S. Treasury Bills – 99.8%
U.S. Treasury Bill, 5.38%, 10/29/2024 (a)(b) .................................... $ 43,700,000 $ 43,539,148
U.S. Treasury Bill, 4.81%, 1/14/2025 (a) ....................................... 68,200,000 67,313,876
Total U.S. Treasury Bills (Cost $110,796,403) ....................................... 110,853,024
Number of
Contracts Notional Amount
Purchased Options – 0.5%
Puts – Exchange-Traded – 0.5%
S&P 500 Index, October Strike Price $5,500, Expires 10/07/24(c) ......... 156 85,800,000 28,860
S&P 500 Index, December Strike Price $5,400, Expires 12/20/24(c) ....... 42 22,680,000 252,000
S&P 500 Index, December Strike Price $5,404.12, Expires 12/20/24(c) ..... 1,941 10,489,397 154,799
S&P 500 Index, December Strike Price $5,404.12, Expires 12/20/24(c) ..... 3,117 16,844,642 129,439
565,098
Total Purchased Options (Cost $812,009) ............................................ 565,098
Total Investments – 100.3%
(Cost $111,608,412) ........................................................... $ 111,418,122
Liabilities in Excess of Other Assets – (0.3)% ......................................... (355,218)
Net Assets – 100.0% ............................................................ $ 111,062,904
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, October Strike Price $5,300, Expires 10/07/24 ........... (156) $ (82,680,000) $ (12,090)
S&P 500 Index, December Strike Price $5,000, Expires 12/20/24 ......... (42) (21,000,000) (116,130)
(128,220)
Total Written Options (Premiums Received $188,237) ................................... $ (128,220)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security with an aggregate market value of $24,908,000 has been pledged as collateral for options and swaps as of September 30,
2024.
(c) Held in connection with Written Options.

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 99.8%
Purchased Options ............................................................................ 0.5%
Total Investments ............................................................................. 100.3%
Liabilities in Excess of Other Assets ............................................................... (0.3)%
Net Assets .................................................................................. 100.0%
At September 30, 2024, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
AIJPLTRS* 10/15/2025 –% (c) JPM 4,000,039 $ 19,268
BAEISETRS* 1/15/2025 0.20% (c) BOFA 7,493,494 4,897
BNPDITRS* 7/15/2025 0.30% (c) BOFA 5,699,782 (2,247)
BNPIDTRS* 7/15/2025 0.10% (c) BNP 14,655,921 (212,727)
BNPXVTRS* 7/15/2025 0.19% (c) BNP 3,219,065 (1,627)
GSISSTRS* 7/15/2025 –% (c) GS 10,651,443 (9,808)
GSIVVTRS* 7/15/2025 –% (c) GS 5,631,073 44,814
GSVICVTRS* 6/16/2025 –% (c) GS 7,751,057 4,475
GSVIDTRS* 7/15/2025 –% (c) GS 3,427,334 (29,826)
GSVIKGTRS* 1/15/2025 –% (c) GS 2,829,918 7,944
GSVIKTRS* 7/15/2025 –% (c) GS 7,139,235 (7,880)
GSVLFTRS* 7/15/2025 –% (c) GS 9,184,487 (169,311)
JPOSFTRS* 7/15/2025 –% (c) JPM 2,253,514 3,818
JPUS2TRS* 7/15/2025 –% (c) JPM 2,247,147 2,164
MQIS22TRS* 10/15/2025 0.25% (c) MBL 4,999,892 (42,328)
MQIS6TRS* 7/15/2025 0.20% (c) MBL 6,650,764 (44,850)
MQISBTRS* 7/15/2025 1.25% (c) MBL 27,710,043 (136,728)
MSVCDNTRS* 1/15/2025 –% (c) MSCS 6,700,723 28,593
MSVCDRTRS* 1/15/2025 –% (c) MSCS 5,526,626 43,849
NMUSSLTRS* 12/31/2049 4.83% (c) NOM 5,620,027 309,837
NMUSSSTRS* 12/31/2049 4.83% (c) NOM (5,620,018) (283,673)
NMXCMDTRS* 10/15/2025 –% (c) NOM 3,995,564 (29,169)
VMACBTRS* 7/15/2025 0.15% (c) MBL 8,435,174 (48,806)
VMACFTRS* 7/15/2025 –% (c) MBL 8,470,910 (51,111)
VMAQDSTRS* 7/15/2025 0.20% (c) MBL 8,393,728 39,921
VMAVTTRS* 7/15/2025 0.20% (c) MBL 3,233,408 (195)
$ (560,706)

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the AIJPLTRS (Cross Asset
Trend Broad, Multi Asset) basket.
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BNP : BNP Paribas
BOFA : Bank of America
GS : Goldman Sachs
JPM : JP Morgan
MBL : Macquarie Bank Limited
MSCS : Morgan Stanley Capital Services LLC
NOM : Nomura International
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
ERINCLIG Index $ 2,160,056 Long 1,619 8.4%
ERIXILIG Index 1,157,710 Long 868 4.5%
ESZ4 Index 1,099,613 Long 824 4.3%
ERU5 Comdty 953,311 Long 715 3.7%
ERH5 Comdty 903,219 Long 632 3.5%
SFRU5 Comdty 842,968 Long 565 3.3%
SFRM5 Comdty 753,467 Long 501 2.9%
ERM5 Comdty 667,691 Long 467 2.6%
GCZ4 Comdty 623,026 Long 406 2.4%
SFIM5 Comdty 541,915 Long 387 2.1%
SFIU5 Comdty 515,618 Long 370 2.0%
JPY-
USD,21/10/24,143.88,20/09/24,WMR 493,042 Long 369 1.9%
JPY-
USD,16/10/24,141.13,17/09/24,WMR 492,592 Long 369 1.9%
JPY-
USD,27/09/24,144.79,29/08/24,WMR 492,480 Long 369 1.9%
JPY-
USD,10/10/24,141.95,12/09/24,WMR 492,362 Long 368 1.9%
JPY-
USD,18/10/24,142.38,19/09/24,WMR 491,269 Long 368 1.9%
JPY-
USD,07/10/24,142.17,09/09/24,WMR 490,296 Long 367 1.9%
JPY-
USD,30/09/24,144.99,30/08/24,WMR 489,942 Long 367 1.9%
JPY-
USD,24/10/24,143.76,25/09/24,WMR 489,925 Long 367 1.9%
JPY-
USD,01/10/24,145.02,03/09/24,WMR 489,286 Long 367 1.9%
JPY-
USD,17/10/24,141.40,18/09/24,WMR 489,066 Long 367 1.9%
JPY-
USD,25/10/24,144.23,26/09/24,WMR 488,958 Long 366 1.9%
JPY-
USD,03/10/24,143.35,05/09/24,WMR 488,576 Long 366 1.9%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the BAEISETRS (Short-Dated
Volatility Carry, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
JPY-
USD,08/10/24,142.13,10/09/24,WMR 488,570 Long 365 1.9%
JPY-
USD,23/10/24,143.10,24/09/24,WMR 487,508 Long 365 1.9%
JPY-
USD,15/10/24,139.86,16/09/24,WMR 487,426 Long 364 1.9%
JPY-
USD,22/10/24,143.17,23/09/24,WMR 485,426 Long 363 1.9%
JPY-
USD,09/10/24,140.85,11/09/24,WMR 484,263 Long 363 1.9%
JPY-
USD,02/10/24,143.49,04/09/24,WMR 483,996 Long 362 1.9%
JPY-
USD,04/10/24,141.74,06/09/24,WMR 483,359 Long 361 1.9%
JPY-
USD,11/10/24,140.09,13/09/24,WMR 481,905 Long 340 1.9%
SFIH5 Comdty 453,110 Long 298 1.8%
SFRH5 Comdty 398,151 Long 169 1.5%
C Z4 Comdty 226,436 Long 157 0.9%
TYZ4 Comdty 225,019 Long 144 0.9%
TUZ4 Comdty 208,827 Long 131 0.8%
FVZ4 Comdty 192,698 Long 115 0.7%
S X4 Comdty 192,111 Long 110 0.7%
GXZ4 Index 175,253 Long 96 0.7%
VGZ4 Index 153,307 Long 84 0.6%
RXZ4 Comdty 146,718 Long 81 0.6%
DUZ4 Comdty 127,693 Long 81 0.5%
ERINCLHY Index 112,659 Long 71 0.4%
COZ4 Comdty 108,682 Long 70 0.4%
OEZ4 Comdty 107,691 Long 63 0.4%
ERIXILXO Index 94,654 Long 62 0.4%
JBZ4 Comdty 92,771 Long 60 0.4%
XMZ4 Comdty 84,306 Long 81 0.3%
CLG5 Comdty 82,870 Long 71 0.3%
HOX4 Comdty 79,376 Long 70 0.3%
Other Components 2,452,535 — 1,838 9.5%
Total 19,268 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD_CURRENCY
$
7,851,500 Long
—
95.8%
SPY UP Equity 345,807 Short
4,874 4.2%
SPY US 10/01/24 P564 Equity 459 Short
6 0.0%
SPY US 10/01/24 P563 Equity 328 Short
5 0.0%
SPY US 10/01/24 P562 Equity 240 Short
3 0.0%
SPY US 10/02/24 P559 Equity 186 Short
3 0.0%
SPY US 10/02/24 P558 Equity 164 Short
2 0.0%
SPY US 10/02/24 P557 Equity 142 Short
2 0.0%
SPY US 10/01/24 P556 Equity 55 Short
1 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

.
* The following table shows the individual positions and related values of the securities within the BNPDITRS (Intraday Trend,
Equity) basket.
* The following table shows the individual positions and related values of the securities within the BNPIDTRS (Linear Volatility
Carry, Equity) basket.
* The following table shows the individual positions and related values of the securities within the BNPXVTRS (Synthetic
Volatility Long, Equity) basket.
* The following table shows the individual positions and related values of the securities within the GSISSTRS (Risk Reversal
Vol Premium, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPY US 10/01/24 P557 Equity 55 Short
1 0.0%
SPY US 10/01/24 P555 Equity 33 Short
—
0.0%
Total 4,897
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD Curncy
$ 5,697,535
Long
—
100.0%
Total —
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD Cash $17,372,396 Long — 85.6%
UXV4 Index 2,930,305 Short (212,727) 14.4%
Total (212,727) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD Cash $ 3,162,584 Long — 98.3%
UXV4 Index 30,760 Long (912) 1.0%
UXX4 Index 24,094 Long (715) 0.7%
Total
(1,627)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 11/15/24 5740 Index $ 92,637 Short (584) 5.9%
SPX 10/18/24 C5515 Index 63,719 Long (401) 4.1%
SPX 10/18/24 5740 Index 62,827 Short (396) 4.0%
SPX 12/20/24 5740 Index 62,708 Short (395) 4.0%
SPX 11/15/24 C5435 Index 60,525 Long (381) 3.9%
SPX 11/15/24 C5450 Index 59,900 Long (377) 3.8%
SPX 10/18/24 C5565 Index 35,627 Long (224) 2.3%
SPX 11/15/24 C5560 Index 32,254 Long (203) 2.1%
SPX 10/18/24 C5595 Index 24,879 Long (157) 1.6%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 10/18/24 C5485 Index 23,674 Long (149) 1.5%
SPX 11/15/24 C5530 Index 16,718 Long (105) 1.1%
SPX 11/15/24 C5640 Index 16,611 Long (105) 1.1%
SPX 11/15/24 C5770 Index 15,805 Long (100) 1.0%
SPX 10/18/24 C5475 Index 15,345 Long (97) 1.0%
SPX 10/18/24 C5670 Index 14,965 Long (94) 1.0%
SPX 12/20/24 P5120 Index 14,878 Short (94) 1.0%
SPX 01/17/25 5740 Index 14,116 Short (89) 0.9%
SPX 12/20/24 P5110 Index 13,794 Short (87) 0.9%
SPX 10/18/24 C5600 Index 13,691 Long (86) 0.9%
SPX 12/20/24 C5810 Index 13,418 Long (85) 0.9%
SPX 12/20/24 C5880 Index 12,993 Long (82) 0.8%
SPX 11/15/24 C5620 Index 12,926 Long (81) 0.8%
SPX 12/20/24 C5570 Index 11,383 Long (72) 0.7%
SPX 10/18/24 C5590 Index 11,066 Long (70) 0.7%
SPX 12/20/24 C5780 Index 10,773 Long (68) 0.7%
SPX 11/15/24 C5605 Index 10,478 Long (66) 0.7%
SPX 12/20/24 P5080 Index 10,431 Short (66) 0.7%
SPX 10/18/24 C5660 Index 9,636 Long (61) 0.6%
SPX 11/15/24 C5840 Index 9,273 Long (58) 0.6%
SPX 01/17/25 P5180 Index 9,222 Short (58) 0.6%
SPX 11/15/24 C5520 Index 9,214 Long (58) 0.6%
SPX 11/15/24 C5760 Index 9,100 Long (57) 0.6%
SPX 11/15/24 C5570 Index 9,071 Long (57) 0.6%
SPX 11/15/24 P5180 Index 9,050 Short (57) 0.6%
SPX 11/15/24 P5175 Index 8,885 Short (56) 0.6%
SPX 11/15/24 C5660 Index 8,816 Long (56) 0.6%
SPX 11/15/24 P5210 Index 8,666 Short (55) 0.6%
SPX 02/21/25 5740 Index 8,587 Short (54) 0.6%
SPX 11/15/24 C5750 Index 8,574 Long (54) 0.6%
SPX 11/15/24 P5220 Index 8,472 Short (53) 0.5%
SPX 12/20/24 C5610 Index 8,378 Long (53) 0.5%
SPX 12/20/24 C5700 Index 8,334 Long (52) 0.5%
SPX 01/17/25 C5920 Index 8,326 Long (52) 0.5%
SPX 11/15/24 C5735 Index 7,813 Long (49) 0.5%
SPX 12/20/24 C5475 Index 7,593 Long (48) 0.5%
SPX 11/15/24 C5790 Index 7,588 Long (48) 0.5%
SPX 11/15/24 C5720 Index 7,530 Long (47) 0.5%
SPX 10/18/24 C5580 Index 7,387 Long (47) 0.5%
SPX 12/20/24 P5240 Index 7,258 Short (46) 0.5%
SPX 10/18/24 C5710 Index 7,174 Long (45) 0.5%
Other Components 614,849 — (3,873) 39.5%
Total (9,808) 100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the GSIVVTRS (Daily Short Vol
Premium, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
UXV4 Index $ 949,140 Short 35,179 78.5%
UXX4 Index 40,123 Short 1,487 3.3%
VIX 10/16/24 P18 Index 32,657 Short 1,210 2.7%
VIX 10/16/24 P19 Index 26,822 Short 994 2.2%
VIX 10/16/24 C20 Index 25,297 Short 938 2.1%
VIX 10/16/24 P20 Index 18,031 Short 668 1.5%
VIX 10/16/24 C21 Index 16,031 Short 594 1.3%
VIX 10/16/24 C19 Index 13,822 Short 512 1.1%
VIX 10/16/24 P21 Index 9,699 Short 359 0.8%
VIX 11/20/24 P17 Index 9,573 Short 355 0.8%
VIX 10/16/24 C23 Index 8,241 Short 305 0.7%
VIX 10/16/24 C22 Index 8,213 Short 304 0.7%
VIX 11/20/24 P18 Index 7,774 Short 288 0.6%
VIX 11/20/24 C21 Index 5,206 Short 193 0.4%
VIX 11/20/24 C20 Index 4,960 Short 184 0.4%
VIX 10/16/24 P17 Index 4,866 Short 180 0.4%
VIX 11/20/24 C23 Index 3,689 Short 137 0.3%
VIX 10/16/24 C25 Index 3,318 Short 123 0.3%
VIX 10/16/24 C24 Index 2,726 Short 101 0.2%
VIX 11/20/24 P19 Index 2,578 Short 96 0.2%
VIX 10/16/24 C55 Index 2,168 Long 80 0.2%
VIX 11/20/24 C22 Index 1,980 Short 73 0.2%
VIX 10/16/24 C60 Index 1,623 Long 60 0.1%
VIX 10/16/24 C50 Index 1,307 Long 48 0.1%
VIX 11/20/24 C24 Index 1,306 Short 48 0.1%
VIX 10/16/24 C27 Index 1,100 Short 41 0.1%
VIX 10/16/24 C65 Index 1,091 Long 40 0.1%
VIX 10/16/24 C70 Index 1,053 Long 39 0.1%
VIX 10/16/24 C45 Index 779 Long 29 0.1%
VIX 11/20/24 C70 Index 427 Long 16 0.0%
VIX 10/16/24 C28 Index 419 Short 16 0.0%
VIX 10/16/24 C75 Index 406 Long 15 0.0%
VIX 11/20/24 C65 Index 402 Long 15 0.0%
VIX 11/20/24 C85 Index 371 Long 14 0.0%
VIX 11/20/24 C75 Index 368 Long 14 0.0%
VIX 10/16/24 C42.5 Index 279 Long 10 0.0%
VIX 10/16/24 C47.5 Index 266 Long 10 0.0%
VIX 11/20/24 C80 Index 243 Long 9 0.0%
VIX 10/16/24 C80 Index 195 Long 7 0.0%
VIX 10/16/24 C90 Index 157 Long 6 0.0%
VIX 11/20/24 C25 Index 121 Short 4 0.0%
VIX 10/16/24 C85 Index 98 Long 4 0.0%
VIX 10/16/24 P16 Index 92 Short 3 0.0%
VIX 10/16/24 C100 Index 65 Long 2 0.0%
VIX 11/20/24 C90 Index 11 Long 0 0.0%
VIX 10/16/24 C95 Index 7 Long 0 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the GSVICVTRS (Conditional
Volatility Hedge, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Total 44,814
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 12/20/24 P5250 Index $ 19,542 Short 460 10.3%
SPX 12/20/24 P5100 Index 12,932 Long 304 6.8%
SPX 12/20/24 P4950 Index 12,928 Short 304 6.8%
SPX 11/15/24 P5200 Index 10,336 Short 243 5.4%
SPX 12/20/24 P4800 Index 9,738 Long 229 5.1%
SPX 12/20/24 P5200 Index 7,881 Long 185 4.1%
SPX 11/15/24 P5100 Index 7,691 Short 181 4.0%
SPX 12/20/24 P4900 Index 6,479 Short 152 3.4%
SPX 11/15/24 P4800 Index 6,368 Long 150 3.3%
SPX 11/15/24 P4900 Index 5,963 Short 140 3.1%
SPX 11/15/24 P5250 Index 5,429 Long 128 2.9%
SPX 11/15/24 P5150 Index 4,982 Long 117 2.6%
SPXW 11/29/24 P5250 Index 4,328 Short 102 2.3%
SPX 11/15/24 P4850 Index 4,125 Long 97 2.2%
SPX 11/15/24 P4950 Index 3,924 Long 92 2.1%
SPX 11/15/24 P4700 Index 2,347 Long 55 1.2%
SPXW 11/29/24 P4950 Index 2,278 Long 54 1.2%
SPX 11/15/24 P5000 Index 2,259 Short 53 1.2%
SPXW 10/31/24 P5250 Index 1,576 Short 37 0.8%
SPX 12/20/24 P5050 Index 1,511 Long 36 0.8%
SPX 11/15/24 P4750 Index 1,492 Short 35 0.8%
SPXW 11/08/24 P5250 Index 1,489 Short 35 0.8%
SPX 12/20/24 P5000 Index 1,406 Long 33 0.7%
SPX 11/15/24 P4650 Index 1,296 Short 30 0.7%
SPX 10/18/24 P5100 Index 1,280 Long 30 0.7%
SPX 12/20/24 P4850 Index 1,157 Long 27 0.6%
SPX 12/20/24 P5150 Index 1,150 Long 27 0.6%
SPXW 10/31/24 P5200 Index 1,038 Long 24 0.5%
SPX 10/18/24 P4800 Index 1,032 Short 24 0.5%
SPX 12/20/24 P4750 Index 1,031 Short 24 0.5%
SPXW 10/25/24 P5250 Index 981 Long 23 0.5%
SPX 12/20/24 P4700 Index 978 Short 23 0.5%
SPX 12/20/24 P4650 Index 928 Short 22 0.5%
SPX 12/20/24 P4600 Index 887 Long 21 0.5%
SPX 10/18/24 P5200 Index 871 Short 20 0.5%
SPX 12/20/24 P4550 Index 847 Long 20 0.4%
SPXW 10/31/24 P5150 Index 812 Long 19 0.4%
SPX 12/20/24 P4500 Index 810 Long 19 0.4%
SPXW 10/31/24 P4950 Index 803 Short 19 0.4%
SPX 12/20/24 P4450 Index 777 Long 18 0.4%
SPX 11/15/24 P4600 Index 766 Long 18 0.4%
SPXW 10/31/24 P5000 Index 750 Short 18 0.4%
SPX 12/20/24 P4400 Index 746 Short 18 0.4%
SPX 11/15/24 P4550 Index 725 Long 17 0.4%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the GSVIDTRS (Dispersion,
Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 10/18/24 P5250 Index 722 Long 17 0.4%
SPX 12/20/24 P4350 Index 720 Long 17 0.4%
SPXW 10/31/24 P5100 Index 714 Long 17 0.4%
SPX 10/18/24 P5050 Index 712 Long 17 0.4%
SPXW 11/08/24 P4950 Index 709 Long 17 0.4%
SPX 12/20/24 P4300 Index 696 Long 16 0.4%
Other Components 29,358 — 690 15.4%
Total 4,475 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 11/15/24 5760 Index $ 17,541 Long (196) 0.7%
SPX 12/20/24 5760 Index 12,779 Long (143) 0.5%
AAPL 11/15/24 C190 Equity 8,297 Long (93) 0.3%
SPX 10/18/24 5760 Index 8,207 Long (92) 0.3%
AAPL 10/18/24 C170 Equity 7,719 Long (86) 0.3%
AAPL 10/18/24 C185 Equity 6,708 Long (75) 0.3%
AAPL 11/15/24 C220 Equity 6,592 Long (74) 0.2%
AAPL 11/15/24 C200 Equity 6,565 Long (73) 0.2%
AAPL 10/18/24 C175 Equity 6,219 Long (69) 0.2%
AAPL 12/20/24 C190 Equity 5,728 Long (64) 0.2%
AAPL 11/15/24 C185 Equity 5,612 Long (63) 0.2%
AAPL 10/18/24 C180 Equity 5,596 Long (62) 0.2%
AAPL 12/20/24 C195 Equity 5,500 Long (61) 0.2%
SPX 11/15/24 C5345 Index 5,469 Short (61) 0.2%
AAPL 11/15/24 C210 Equity 5,394 Long (60) 0.2%
AAPL 12/20/24 C225 Equity 5,289 Long (59) 0.2%
AAPL 12/20/24 C215 Equity 5,066 Long (57) 0.2%
AAPL 12/20/24 C180 Equity 5,004 Long (56) 0.2%
SPX 11/15/24 C5610 Index 4,997 Short (56) 0.2%
AAPL 12/20/24 C220 Equity 4,849 Long (54) 0.2%
AAPL 12/20/24 C205 Equity 4,792 Long (54) 0.2%
AAPL 03/21/25 C220 Equity 4,707 Long (53) 0.2%
AAPL 10/18/24 C195 Equity 4,650 Long (52) 0.2%
AAPL 01/17/25 C185 Equity 4,639 Long (52) 0.2%
AAPL 11/15/24 C195 Equity 4,635 Long (52) 0.2%
AAPL 12/20/24 C230 Equity 4,605 Long (51) 0.2%
AAPL 01/17/25 C170 Equity 4,330 Long (48) 0.2%
SPX 11/15/24 C5650 Index 4,317 Short (48) 0.2%
AAPL 03/21/25 C230 Equity 4,267 Long (48) 0.2%
AAPL 11/15/24 C225 Equity 4,243 Long (47) 0.2%
SPX 11/15/24 C5400 Index 4,207 Short (47) 0.2%
AAPL 01/17/25 C220 Equity 4,100 Long (46) 0.2%
AAPL 12/20/24 C210 Equity 4,039 Long (45) 0.2%
AAPL 11/15/24 C180 Equity 3,983 Long (44) 0.1%
AAPL 01/17/25 C190 Equity 3,912 Long (44) 0.1%
AAPL 12/20/24 C170 Equity 3,886 Long (43) 0.1%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the GSVIKGTRS (CDS Volatility
Premium, Credit) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 11/15/24 C5505 Index 3,796 Short (42) 0.1%
AAPL 12/20/24 C200 Equity 3,650 Long (41) 0.1%
AAPL 01/17/25 C175 Equity 3,636 Long (41) 0.1%
AAPL 03/21/25 C225 Equity 3,626 Long (40) 0.1%
AAPL 01/17/25 C180 Equity 3,621 Long (40) 0.1%
AAPL 01/17/25 C195 Equity 3,584 Long (40) 0.1%
SPX 11/15/24 C5720 Index 3,478 Short (39) 0.1%
AAPL 12/20/24 C185 Equity 3,444 Long (38) 0.1%
AAPL 10/18/24 C190 Equity 3,388 Long (38) 0.1%
SPX 11/15/24 C5450 Index 3,378 Short (38) 0.1%
SPX 10/18/24 C5505 Index 3,353 Short (37) 0.1%
AAPL 10/18/24 C220 Equity 3,321 Long (37) 0.1%
AAPL 01/17/25 C210 Equity 3,309 Long (37) 0.1%
AAPL 11/15/24 C205 Equity 3,294 Long (37) 0.1%
Other Components 2,413,065 — (26,952) 90.4%
Total (29,826) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
CDX.NA.IG.42-V1.5Y $ 1,849,647 Long 416 5.2%
iTraxx Europe.41-V1.5Y 1,374,549 Short 309 3.9%
CDX.NA.IG.42-V1.5Y_16Oct24_47.5_
Receiver 1,250,040 Short 281 3.5%
CDX.NA.IG.42-V1.5Y_16Oct24_55_
Payer 1,250,040 Short 281 3.5%
iTraxx Europe.41-V1.5Y_16Oct24_52.5_
Receiver 1,166,138 Short 262 3.3%
CDX.NA.IG.42-V1.5Y_16Oct24_50_
Receiver 1,158,598 Short 261 3.3%
iTraxx Europe.41-V1.5Y_16Oct24_60_
Payer 1,099,491 Long 247 3.1%
iTraxx Europe.41-V1.5Y_16Oct24_50_
Receiver 1,070,742 Short 241 3.0%
iTraxx Europe.41-V1.5Y_16Oct24_57.5_
Payer 1,009,589 Short 227 2.9%
CDX.NA.HY.42-V1.5Y 961,203 Short 216 2.7%
CDX.NA.IG.42-V1.5Y_16Oct24_52.5_
Payer 921,988 Short 207 2.6%
CDX.NA.IG.42-V1.5Y_16Oct24_57.5_
Payer 887,388 Short 200 2.5%
CDX.NA.IG.42-V1.5Y_16Oct24_60_
Payer 670,545 Short 151 1.9%
CDX.NA.IG.42-V1.5Y_16Oct24_45_
Receiver 657,513 Short 148 1.9%
iTraxx Europe.41-V1.5Y_16Oct24_55_
Receiver 610,034 Short 137 1.7%
iTraxx Europe.41-V1.5Y_16Oct24_55_
Payer 599,360 Short 135 1.7%
iTraxx Europe XOver.41-V1.5Y 529,198 Short 119 1.5%
iTraxx Europe.41-V1.5Y_16Oct24_62.5_
Payer 501,782 Short 113 1.4%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
CDX.NA.IG.43-V1.5Y_20Nov24_47.5_
Receiver 457,777 Short 103 1.3%
CDX.NA.IG.43-V1.5Y_20Nov24_50_
Receiver 457,777 Short 103 1.3%
CDX.NA.IG.43-V1.5Y_20Nov24_52.5_
Receiver 457,777 Long 103 1.3%
CDX.NA.IG.43-V1.5Y_20Nov24_55_
Payer 457,777 Short 103 1.3%
iTraxx Europe.41-V1.5Y_16Oct24_47.5_
Receiver 434,321 Short 98 1.2%
CDX.NA.IG.42-V1.5Y_16Oct24_52.5_
Receiver 414,273 Short 93 1.2%
CDX.NA.IG.43-V1.5Y_20Nov24_57.5_
Payer 392,379 Short 88 1.1%
CDX.NA.IG.43-V1.5Y_20Nov24_62.5_
Payer 388,010 Short 87 1.1%
iTraxx Europe.42-V1.5Y_20Nov24_55_
Receiver 373,630 Short 84 1.1%
iTraxx Europe.42-V1.5Y_20Nov24_57.5_
Receiver 373,630 Short 84 1.1%
iTraxx Europe.42-V1.5Y_20Nov24_62.5_
Payer 373,630 Short 84 1.1%
iTraxx Europe.41-V1.5Y_16Oct24_65_
Payer 310,711 Short 70 0.9%
iTraxx Europe XOver.41-
V1.5Y_16Oct24_275_Receiver 282,355 Short 63 0.8%
iTraxx Europe XOver.41-
V1.5Y_16Oct24_312.5_Payer 282,355 Short 63 0.8%
iTraxx Europe XOver.41-
V1.5Y_16Oct24_287.5_Receiver 281,663 Short 63 0.8%
iTraxx Europe XOver.41-
V1.5Y_16Oct24_325_Payer 281,663 Short 63 0.8%
CDX.NA.IG.42-V1.5Y_20Nov24_47.5_
Receiver 260,690 Short 59 0.7%
iTraxx Europe.42-V1.5Y_20Nov24_60_
Receiver 256,141 Short 58 0.7%
iTraxx Europe.42-V1.5Y_20Nov24_65_
Payer 256,141 Short 58 0.7%
iTraxx Europe.42-V1.5Y_20Nov24_70_
Payer 256,141 Short 58 0.7%
CDX.NA.IG.42-V1.5Y_20Nov24_50_
Receiver 238,818 Short 54 0.7%
CDX.NA.HY.42-V1.5Y_16Oct24_106.75_
Receiver 220,738 Short 50 0.6%
iTraxx Europe.41-V1.5Y_20Nov24_52.5_
Receiver 215,850 Short 49 0.6%
CDX.NA.HY.42-V1.5Y_16Oct24_105.25_
Payer 207,109 Short 47 0.6%
CDX.NA.IG.42-V1.5Y_20Nov24_45_
Receiver 195,643 Short 44 0.6%
CDX.NA.IG.42-V1.5Y_20Nov24_52.5_
Payer 195,643 Short 44 0.6%
CDX.NA.IG.42-V1.5Y_20Nov24_55_
Payer 182,400 Short 41 0.5%
iTraxx Europe.41-V1.5Y_20Nov24_55_
Receiver 176,721 Short 40 0.5%
CDX.NA.HY.42-V1.5Y_16Oct24_105.75_
Payer 174,632 Short 39 0.5%
iTraxx Europe.41-V1.5Y_20Nov24_50_
Receiver 168,798 Short 38 0.5%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the GSVIKTRS (HYG Volatility
Premium, Credit) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
iTraxx Europe XOver.41-
V1.5Y_16Oct24_300_Receiver 167,775 Short 38 0.5%
CDX.NA.IG.42-V1.5Y_16Oct24_50_
Payer 165,216 Short 37 0.5%
Other Components 8,404,440 — 1,890 23.8%
Total 7,944 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
HYG 10/18/24 C79 Equity $ 55,888 Short (2,053) 26.1%
HYG 10/01/24 80.5 Equity 28,761 Long (1,057) 13.4%
HYG 10/18/24 C80 Equity 25,072 Short (921) 11.7%
HYG 10/18/24 C78 Equity 21,798 Short (801) 10.2%
HYG 11/15/24 C80 Equity 16,709 Short (614) 7.8%
HYG 11/15/24 P79 Equity 13,198 Short (485) 6.2%
HYG 11/15/24 P80 Equity 10,087 Short (371) 4.7%
HYG 10/18/24 P80 Equity 9,324 Short (343) 4.3%
HYG 10/18/24 P79 Equity 8,161 Short (300) 3.8%
HYG 11/15/24 C79 Equity 6,554 Short (241) 3.1%
HYG 10/18/24 P78 Equity 3,697 Short (136) 1.7%
HYG 11/15/24 P78 Equity 3,203 Short (118) 1.5%
HYG 10/18/24 P79.5 Equity 2,824 Short (104) 1.3%
HYG 11/15/24 C81 Equity 2,097 Short (77) 1.0%
HYG 10/18/24 C80.5 Equity 1,799 Short (66) 0.8%
HYG 12/20/24 P79 Equity 1,314 Short (48) 0.6%
HYG 12/20/24 C80 Equity 1,248 Short (46) 0.6%
HYG 10/18/24 P77 Equity 1,018 Short (37) 0.5%
HYG 12/20/24 P78 Equity 511 Short (19) 0.2%
HYG 12/20/24 P80 Equity 437 Short (16) 0.2%
HYG 10/18/24 C81 Equity 269 Short (10) 0.1%
HYG 10/01/24 80 Equity 175 Short (6) 0.1%
HYG 10/18/24 P76 Equity 171 Short (6) 0.1%
HYG 11/15/24 P77 Equity 163 Short (6) 0.1%
Total (7,880)
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

*The following table shows the individual positions and related values of the securities within the GSVLFTRS (Swaption
Forward Volatility, Fixed Income) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SWO Call USD 18Nov26 319 21Aug24
5y $ 11,973,981 Long (3,667) 2.2%
SWO Call USD 20Nov24 353 21Aug24
2y 11,973,981 Long (3,667) 2.2%
SWO Put USD 18Nov26 319 21Aug24
5y 11,973,981 Long (3,667) 2.2%
SWO Put USD 20Nov24 353 21Aug24
2y 11,973,981 Long (3,667) 2.2%
SWO Call USD 20Nov24 329 21Aug24
7y 11,973,981 Short (3,667) 2.2%
SWO Put USD 20Nov24 329 21Aug24
7y 11,973,981 Short (3,667) 2.2%
SWO Call USD 9Dec26 306 11Sep24 5y 11,936,606 Long (3,656) 2.2%
SWO Call USD 11Dec24 315 11Sep24
2y 11,936,606 Long (3,656) 2.2%
SWO Put USD 9Dec26 306 11Sep24 5y 11,936,606 Long (3,656) 2.2%
SWO Put USD 11Dec24 315 11Sep24 2y 11,936,606 Long (3,656) 2.2%
SWO Call USD 11Dec24 309 11Sep24
7y 11,936,606 Short (3,656) 2.2%
SWO Put USD 11Dec24 309 11Sep24 7y 11,936,606 Short (3,656) 2.2%
SWO Call USD 12Nov26 324 14Aug24
5y 11,929,069 Long (3,654) 2.2%
SWO Call USD 13Nov24 348 14Aug24
2y 11,929,069 Long (3,654) 2.2%
SWO Put USD 12Nov26 324 14Aug24
5y 11,929,069 Long (3,654) 2.2%
SWO Put USD 13Nov24 348 14Aug24
2y 11,929,069 Long (3,654) 2.2%
SWO Call USD 13Nov24 331 14Aug24
7y 11,929,069 Short (3,654) 2.2%
SWO Put USD 13Nov24 331 14Aug24
7y 11,929,069 Short (3,654) 2.2%
SWO Call USD 16Dec26 304 18Sep24
5y 11,886,885 Long (3,641) 2.2%
SWO Call USD 18Dec24 314 18Sep24
2y 11,886,885 Long (3,641) 2.2%
SWO Put USD 16Dec26 304 18Sep24
5y 11,886,885 Long (3,641) 2.2%
SWO Put USD 18Dec24 314 18Sep24
2y 11,886,885 Long (3,641) 2.2%
SWO Call USD 18Dec24 307 18Sep24
7y 11,886,885 Short (3,641) 2.2%
SWO Put USD 18Dec24 307 18Sep24
7y 11,886,885 Short (3,641) 2.2%
SWO Call USD 4Nov26 324 7Aug24 5y 11,854,414 Long (3,631) 2.1%
SWO Call USD 6Nov24 353 7Aug24 2y 11,854,414 Long (3,631) 2.1%
SWO Put USD 4Nov26 324 7Aug24 5y 11,854,414 Long (3,631) 2.1%
SWO Put USD 6Nov24 353 7Aug24 2y 11,854,414 Long (3,631) 2.1%
SWO Call USD 6Nov24 333 7Aug24 7y 11,854,414 Short (3,631) 2.1%
SWO Put USD 6Nov24 333 7Aug24 7y 11,854,414 Short (3,631) 2.1%
SWO Call USD 11Oct34 393 24Jul24 5y 6,139,948 Long (1,881) 1.1%
SWO Call USD 23Oct24 375 24Jul24
10y 6,139,948 Long (1,881) 1.1%
SWO Put USD 11Oct34 393 24Jul24 5y 6,139,948 Long (1,881) 1.1%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the JPOSFTRS (FX Volatility
Carry, Foreign Exchange) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SWO Put USD 23Oct24 375 24Jul24 10y 6,139,948 Long (1,881) 1.1%
SWO Call USD 23Oct24 380 24Jul24
15y 6,139,948 Short (1,881) 1.1%
SWO Put USD 23Oct24 380 24Jul24 15y 6,139,948 Short (1,881) 1.1%
SWP USD5y 070824041126 0.0324 5,374,804 Short (1,646) 1.0%
SWP USD5y 240724111034 0.0393 5,257,889 Short (1,610) 1.0%
SWP USD5y 180924161226 0.0304 4,852,401 Long (1,486) 0.9%
SWP USD5y 140824121126 0.0324 4,361,309 Short (1,336) 0.8%
SWP USD5y 110924091226 0.0306 4,311,620 Long (1,321) 0.8%
SWO Call USD 2Dec26 340 4Sep24
20y 4,157,468 Long (1,273) 0.8%
SWO Call USD 4Dec24 341 4Sep24 2y 4,157,468 Long (1,273) 0.8%
SWO Put USD 2Dec26 340 4Sep24
20y 4,157,468 Long (1,273) 0.8%
SWO Put USD 4Dec24 341 4Sep24 2y 4,157,468 Long (1,273) 0.8%
SWO Call USD 25Nov26 342 28Aug24
20y 4,144,757 Long (1,269) 0.7%
SWO Call USD 27Nov24 344 28Aug24
2y 4,144,757 Long (1,269) 0.7%
SWO Put USD 25Nov26 342 28Aug24
20y 4,144,757 Long (1,269) 0.7%
SWO Put USD 27Nov24 344 28Aug24
2y 4,144,757 Long (1,269) 0.7%
SWO Call USD 4Dec24 342 4Sep24
20y 3,325,974 Short (1,019) 0.6%
Other Components 97,786,997 — (29,950) 17.7%
Total (169,311) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USDCNH,Put,6.82,05/11/24,27/09/24 $ 4,630 Short 7 0.2%
USDCNH,Put,6.84,05/11/24,27/09/24 4,600 Short 7 0.2%
USDCNH,Put,6.86,05/11/24,27/09/24 4,569 Short 7 0.2%
USDCNH,Put,6.89,05/11/24,27/09/24 4,539 Short 7 0.2%
USDCNH,Put,6.91,05/11/24,27/09/24 4,509 Short 7 0.2%
USDCNH,Put,6.82,06/11/24,30/09/24 4,486 Short 7 0.2%
USDCNH,Put,6.93,05/11/24,27/09/24 4,479 Short 7 0.2%
USDCNH,Put,6.84,06/11/24,30/09/24 4,457 Short 7 0.2%
USDCNH,Put,6.95,05/11/24,27/09/24 4,450 Short 7 0.2%
USDCNH,Put,6.86,06/11/24,30/09/24 4,429 Short 7 0.2%
USDCNH,Call,6.98,05/11/24,27/09/24 4,421 Short 7 0.2%
USDCNH,Put,6.88,06/11/24,30/09/24 4,400 Short 7 0.2%
USDCNH,Call,7.00,05/11/24,27/09/24 4,392 Short 7 0.2%
USDCNH,Put,6.90,06/11/24,30/09/24 4,372 Short 7 0.2%
USDCNH,Call,7.02,05/11/24,27/09/24 4,364 Short 7 0.2%
USDCNH,Put,6.93,06/11/24,30/09/24 4,344 Short 7 0.2%
USDCNH,Call,7.05,05/11/24,27/09/24 4,336 Short 7 0.2%
USDCNH,Put,6.95,06/11/24,30/09/24 4,316 Short 7 0.2%
USDCNH,Call,7.07,05/11/24,27/09/24 4,308 Short 7 0.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the JPUS2TRS (Short Term
Risk Reversal Vol Premium, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USDCNH,Call,6.97,06/11/24,30/09/24 4,288 Short 7 0.2%
USDCNH,Call,7.09,05/11/24,27/09/24 4,280 Short 6 0.2%
USDCNH,Call,6.99,06/11/24,30/09/24 4,261 Short 6 0.2%
USDCNH,Call,7.11,05/11/24,27/09/24 4,253 Short 6 0.2%
USDCNH,Call,7.02,06/11/24,30/09/24 4,234 Short 6 0.2%
USDCNH,Call,7.14,05/11/24,27/09/24 4,225 Short 6 0.2%
USDCNH,Call,7.04,06/11/24,30/09/24 4,207 Short 6 0.2%
USDCNH,Call,7.06,06/11/24,30/09/24 4,181 Short 6 0.2%
USDCNH,Call,7.08,06/11/24,30/09/24 4,155 Short 6 0.2%
USDCNH,Call,7.11,06/11/24,30/09/24 4,129 Short 6 0.2%
USDCNH,Put,6.90,18/10/24,06/09/24 4,121 Short 6 0.2%
USDCNH,Call,7.13,06/11/24,30/09/24 4,103 Short 6 0.2%
USDCNH,Put,6.92,18/10/24,06/09/24 4,096 Short 6 0.2%
USDCNH,Put,6.94,23/10/24,11/09/24 4,094 Short 6 0.2%
USDCNH,Put,6.94,18/10/24,06/09/24 4,072 Short 6 0.2%
USDCNH,Put,6.96,23/10/24,11/09/24 4,070 Short 6 0.2%
USDCNH,Put,6.96,18/10/24,06/09/24 4,048 Short 6 0.2%
USDCNH,Put,6.98,23/10/24,11/09/24 4,046 Short 6 0.2%
USDCNH,Put,6.92,17/10/24,05/09/24 4,042 Short 6 0.2%
USDCNH,Put,6.98,18/10/24,06/09/24 4,024 Short 6 0.2%
USDCNH,Put,7.00,23/10/24,11/09/24 4,022 Short 6 0.2%
USDCNH,Put,6.94,17/10/24,05/09/24 4,018 Short 6 0.2%
USDCNH,Put,7.00,18/10/24,06/09/24 4,000 Short 6 0.2%
USDCNH,Put,7.02,23/10/24,11/09/24 3,998 Short 6 0.2%
USDCNH,Put,6.96,17/10/24,05/09/24 3,995 Short 6 0.2%
USDCNH,Put,7.02,18/10/24,06/09/24 3,977 Short 6 0.2%
USDCNH,Put,7.04,23/10/24,11/09/24 3,975 Short 6 0.2%
USDCNH,Put,6.98,17/10/24,05/09/24 3,972 Short 6 0.2%
USDCNH,Call,7.05,18/10/24,06/09/24 3,954 Short 6 0.2%
USDCNH,Put,7.06,23/10/24,11/09/24 3,952 Short 6 0.2%
USDCNH,Put,6.85,04/11/24,26/09/24 3,951 Short 6 0.2%
Other Components 2,307,362 — 3,498 91.6%
Total 3,818 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPXW US 10/02/2024 P4950.0 Index $ 13 Short 60 2.8%
SPXW US 10/02/2024 P5000.0 Index 12 Short 55 2.5%
SPXW US 10/02/2024 P5025.0 Index 12 Short 52 2.4%
SPXW US 10/02/2024 P5050.0 Index 11 Short 50 2.3%
SPXW US 10/02/2024 P5075.0 Index 10 Short 47 2.2%
SPXW US 10/02/2024 P5100.0 Index 10 Short 45 2.1%
SPXW US 10/02/2024 P4975.0 Index 10 Short 43 2.0%
SPXW US 10/02/2024 P5125.0 Index 9 Short 43 2.0%
SPXW US 10/02/2024 P5715.0 Index 9 Short 42 1.9%
SPXW US 10/02/2024 P5720.0 Index 9 Short 42 1.9%
SPXW US 10/02/2024 P5710.0 Index 9 Short 41 1.9%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the MQIS22TRS (Cross Asset
Trend CTA, Multi Asset) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPXW US 10/02/2024 P5725.0 Index 9 Short 41 1.9%
SPXW US 10/02/2024 P5705.0 Index 9 Short 40 1.9%
SPXW US 10/02/2024 P5150.0 Index 9 Short 40 1.9%
SPXW US 10/02/2024 P5730.0 Index 9 Short 40 1.8%
SPXW US 10/02/2024 P5700.0 Index 9 Short 39 1.8%
SPXW US 10/02/2024 P5175.0 Index 8 Short 38 1.8%
SPXW US 10/02/2024 P5735.0 Index 8 Short 38 1.7%
SPXW US 10/02/2024 P5695.0 Index 8 Short 38 1.7%
SPXW US 10/02/2024 P5690.0 Index 8 Short 35 1.6%
SPXW US 10/02/2024 P5740.0 Index 8 Short 34 1.6%
SPXW US 10/02/2024 P5685.0 Index 7 Short 33 1.5%
SPXW US 10/02/2024 P5680.0 Index 7 Short 32 1.5%
SPXW US 10/02/2024 P5200.0 Index 7 Short 31 1.5%
SPXW US 10/02/2024 P5745.0 Index 7 Short 30 1.4%
SPXW US 10/02/2024 P5675.0 Index 7 Short 29 1.4%
SPXW US 10/02/2024 P5670.0 Index 6 Short 28 1.3%
SPXW US 10/02/2024 P5665.0 Index 6 Short 26 1.2%
SPXW US 10/02/2024 P5660.0 Index 5 Short 24 1.1%
SPXW US 10/02/2024 P5750.0 Index 5 Short 23 1.1%
SPXW US 10/02/2024 P5655.0 Index 5 Short 22 1.0%
SPXW US 10/02/2024 P5650.0 Index 4 Short 20 0.9%
SPXW US 10/02/2024 P5240.0 Index 4 Short 20 0.9%
SPXW US 10/02/2024 P5645.0 Index 4 Short 19 0.9%
SPXW US 10/02/2024 P5260.0 Index 4 Short 19 0.9%
SPXW US 09/30/2024 C5750.0 Index 4 Long 18 0.8%
SPXW US 10/02/2024 C5785.0 Index 4 Long 18 0.8%
SPXW US 10/02/2024 C5790.0 Index 4 Long 18 0.8%
SPXW US 10/02/2024 P5210.0 Index 4 Short 18 0.8%
SPXW US 10/02/2024 P5290.0 Index 4 Short 17 0.8%
SPXW US 10/02/2024 P5640.0 Index 4 Short 17 0.8%
SPXW US 10/02/2024 C5780.0 Index 4 Long 17 0.8%
SPXW US 10/02/2024 C5795.0 Index 4 Long 17 0.8%
SPXW US 10/02/2024 P5635.0 Index 4 Short 16 0.7%
SPXW US 10/02/2024 P5250.0 Index 4 Short 16 0.7%
SPXW US 09/30/2024 C5755.0 Index 3 Long 15 0.7%
SPXW US 10/02/2024 P5755.0 Index 3 Short 15 0.7%
SPXW US 10/02/2024 C5800.0 Index 3 Long 15 0.7%
SPXW US 10/02/2024 P5230.0 Index 3 Short 15 0.7%
SPXW US 10/02/2024 P5630.0 Index 3 Short 15 0.7%
Other Components 146 — 658 30.4%
Total 2,164 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SGDUSD 10/17/2024 $ 1,473,459 Long (10,902) 25.6%
TWDUSD 10/18/2024 955,411 Short (7,069) 16.6%
IDRUSD 10/18/2024 632,643 Long (4,681) 11.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
ZARUSD 10/17/2024 550,077 Long (4,070) 9.5%
XMZ4 Comdty 483,139 Long (3,575) 8.4%
MXNUSD 10/17/2024 346,334 Short (2,563) 6.0%
BRLUSD 10/18/2024 318,254 Short (2,355) 5.5%
KRWUSD 10/18/2024 271,033 Short (2,005) 4.7%
CNHUSD 10/17/2024 182,941 Long (1,354) 3.2%
INRUSD 10/18/2024 178,977 Long (1,324) 3.1%
CTZ4 Comdty 69,546 Short (515) 1.2%
LCZ4 Comdty 49,644 Long (367) 0.9%
LHZ4 Comdty 39,307 Long (291) 0.7%
NGX24 Comdty 23,228 Short (172) 0.4%
HOX4 Comdty 22,057 Short (163) 0.4%
GBP Curncy 20,222 Short - 0.4%
KCZ4 Comdty 16,668 Long (123) 0.3%
C Z4 Comdty 13,916 Short (103) 0.2%
XBX4 Comdty 13,445 Short (99) 0.2%
TYZ4 Comdty 11,462 Long (85) 0.2%
JBZ4 Comdty 10,537 Long (78) 0.2%
AUD Curncy 10,206 Long - 0.2%
CAD Curncy 9,943 Long - 0.2%
TUZ4 Comdty 9,598 Long (71) 0.2%
CNZ4 Comdty 9,333 Long (69) 0.2%
S X4 Comdty 7,597 Short (56) 0.1%
G Z4 Comdty 6,025 Long (45) 0.1%
FVZ4 Comdty 4,967 Long (37) 0.1%
RXZ4 Comdty 4,882 Long (36) 0.1%
DUZ4 Comdty 4,408 Long (33) 0.1%
SIZ4 Comdty 4,039 Long (30) 0.1%
W Z4 Comdty 3,911 Short (29) 0.1%
JPY Curncy 3,252 Short - 0.1%
OEZ4 Comdty 2,369 Long (18) 0.0%
EUR Curncy 1,804 Long - 0.0%
COF5 Comdty 416 Short (3) 0.0%
CLX4 Comdty 270 Short (2) 0.0%
ESZ4 Index 178 Long (1) 0.0%
VGZ4 Index 139 Long (1) 0.0%
GCZ4 Comdty 136 Long (1) 0.0%
SMZ4 Comdty 110 Short (1) 0.0%
PLF5 Comdty 74 Long (1) 0.0%
XPZ4 Index 53 Long (0) 0.0%
Z Z4 Index 49 Long (0) 0.0%
LLX4 Comdty 42 Short (0) 0.0%
LAX24 Comdty 41 Long (0) 0.0%
LPX24 Comdty 10 Long (0) 0.0%
NQZ4 Index 10 Long (0) 0.0%
NKZ4 Index 9 Long (0) 0.0%
CCZ4 Comdty 3 Long (0) 0.0%
Other Components 3 Short (0) 0.0%
Total (42,328) 100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the MQIS6TRS (FX Linear
Carry, Foreign Exchange) basket.
* The following table shows the individual positions and related values of the securities within the MQISBTRS (Cross-Asset
Multi Factor Basket, Multi Asset) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
KRWUSD 10/18/24 $ 1,409,007 Short (8,599) 19.2%
INRUSD 10/18/24 1,326,991 Long (8,098) 18.1%
HUFUSD 10/17/24 1,255,601 Long (7,663) 17.1%
AUDUSD 10/17/24 892,326 Short (5,446) 12.1%
IDRUSD 10/18/24 617,616 Long (3,769) 8.4%
CHFUSD 10/17/24 511,714 Short (3,123) 7.0%
NOKUSD 10/17/24 441,949 Short (2,697) 6.0%
BRLUSD 10/18/24 345,149 Long (2,106) 4.7%
CNHUSD 10/17/24 312,636 Short (1,908) 4.3%
SEKUSD 10/17/24 124,149 Short (758) 1.7%
ZARUSD 10/17/24 87,663 Long (535) 1.2%
MXNUSD 10/17/24 24,425 Long (149) 0.3%
Total (44,850) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SBK5 Comdty $ 4,339,301 Long (14,136) 10.3%
BOZ4 Comdty 3,091,180 Short (10,070) 7.4%
SBH5 Comdty 2,404,563 Short (7,833) 5.7%
INRUSD 10/18/2024 1,758,902 Long (5,730) 4.2%
AUDUSD 10/17/2024 1,265,631 Short (4,123) 3.0%
BOH5 Comdty 1,220,396 Long (3,976) 2.9%
CNHUSD 10/17/2024 1,111,591 Short (3,621) 2.6%
BOK5 Comdty 963,812 Long (3,140) 2.3%
IDRUSD 10/18/2024 871,261 Long (2,838) 2.1%
KRWUSD 10/18/2024 827,854 Short (2,697) 2.0%
CTK5 Comdty 802,564 Long (2,615) 1.9%
LCZ4 Comdty 784,030 Short (2,554) 1.9%
XBX4 Comdty 783,194 Short (2,551) 1.9%
GBPUSD 10/17/2024 768,624 Short (2,504) 1.8%
NGX24 Comdty 740,090 Short (2,411) 1.8%
HUFUSD 10/17/2024 714,513 Long (2,328) 1.7%
BOF5 Comdty 664,237 Long (2,164) 1.6%
ZARUSD 10/17/2024 598,883 Long (1,951) 1.4%
NGH25 Comdty 591,527 Long (1,927) 1.4%
LHZ4 Comdty 570,578 Short (1,859) 1.4%
LCM5 Comdty 561,520 Long (1,829) 1.3%
BRLUSD 10/18/2024 560,155 Long (1,825) 1.3%
LHM5 Comdty 524,776 Long (1,710) 1.3%
NGF25 Comdty 503,322 Long (1,640) 1.2%
CADUSD 10/16/2024 469,953 Short (1,531) 1.1%
HOX4 Comdty 406,512 Short (1,324) 1.0%
XBK5 Comdty 405,745 Long (1,322) 1.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the MSVCDNTRS (Nasdaq
Relative Value Volatility, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
NZDUSD 10/17/2024 382,642 Short (1,247) 0.9%
HGZ4 Comdty 374,662 Short (1,221) 0.9%
CHFUSD 10/17/2024 368,358 Short (1,200) 0.9%
C Z4 Comdty 355,012 Short (1,157) 0.8%
C K5 Comdty 332,627 Long (1,084) 0.8%
SGDUSD 10/17/2024 295,740 Long (963) 0.7%
SEKUSD 10/17/2024 291,696 Short (950) 0.7%
LCV4 Comdty 291,513 Long (950) 0.7%
SBN5 Comdty 283,056 Long (922) 0.7%
NOKUSD 10/17/2024 277,706 Short (905) 0.7%
PLNUSD 10/17/2024 257,419 Long (839) 0.6%
NGG25 Comdty 238,298 Short (776) 0.6%
NGK25 Comdty 237,000 Short (772) 0.6%
FCX4 Comdty 233,299 Short (760) 0.6%
KCZ4 Comdty 232,387 Short (757) 0.6%
CLPUSD 10/18/2024 228,864 Long (746) 0.5%
NGN25 Comdty 227,693 Long (742) 0.5%
W Z4 Comdty 217,877 Short (710) 0.5%
DAV4 Comdty 217,282 Long (708) 0.5%
EURUSD 10/17/2024 215,224 Short (701) 0.5%
XBH5 Comdty 211,010 Long (687) 0.5%
KCK5 Comdty 209,748 Long (683) 0.5%
KCH5 Comdty 209,633 Long (683) 0.5%
Other Components 7,476,638 _ (24,357) 17.8%
Total (136,728) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD Curncy $ 9,370,143 Long - 98.9%
NDXP UL 10/04/24 P20150 Index 1,285 Short 368 0.0%
NDXP UL 10/04/24 P20140 Index 1,255 Short 360 0.0%
NDXP UL 10/04/24 P20110 Index 1,168 Short 335 0.0%
NDXP UL 10/04/24 P20100 Index 1,140 Short 327 0.0%
NDXP UL 10/04/24 P20090 Index 1,113 Short 319 0.0%
NDXP UL 10/04/24 P20060 Index 1,033 Short 296 0.0%
NDXP UL 10/04/24 P20050 Index 1,007 Short 289 0.0%
NDXP UL 10/04/24 P20040 Index 982 Short 282 0.0%
NDXP UL 10/04/24 P20130 Index 919 Short 264 0.0%
NDXP UL 10/04/24 P20010 Index 909 Short 261 0.0%
NDXP UL 10/04/24 P20120 Index 898 Short 257 0.0%
NDXP UL 10/04/24 P20000 Index 886 Short 254 0.0%
NDXP UL 10/04/24 P19990 Index 863 Short 248 0.0%
NDXP UL 10/04/24 P20080 Index 814 Short 233 0.0%
NDXP UL 10/04/24 P19960 Index 797 Short 229 0.0%
NDXP UL 10/04/24 P20070 Index 794 Short 228 0.0%
NDXP UL 10/04/24 P19950 Index 776 Short 223 0.0%
NDXP UL 10/04/24 P19940 Index 756 Short 217 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the MSVCDRTRS (Russell
Relative Value Volatility, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
NDXP UL 10/04/24 P20030 Index 718 Short 206 0.0%
NDXP UL 10/04/24 P20020 Index 700 Short 201 0.0%
NDXP UL 10/04/24 P19910 Index 697 Short 200 0.0%
NDXP UL 10/04/24 P19900 Index 678 Short 194 0.0%
NDXP UL 10/04/24 P19890 Index 659 Short 189 0.0%
NDXP UL 10/04/24 P19980 Index 631 Short 181 0.0%
NDX UL 06/20/25 P17300 Index 624 Long 179 0.0%
NDX UL 06/20/25 P13800 Index 623 Long 179 0.0%
NDXP UL 10/04/24 P19970 Index 614 Short 176 0.0%
NDX UL 06/20/25 P17200 Index 610 Long 175 0.0%
NDXP UL 10/04/24 P19860 Index 606 Short 174 0.0%
NDXP UL 10/04/24 P20125 Index 606 Short 174 0.0%
NDX UL 06/20/25 P16800 Index 601 Long 172 0.0%
NDX UL 06/20/25 P13600 Index 598 Long 172 0.0%
NDX UL 06/20/25 P17100 Index 596 Long 171 0.0%
NDXP UL 10/04/24 P19850 Index 589 Short 169 0.0%
NDX UL 06/20/25 P16700 Index 588 Long 168 0.0%
NDX UL 06/20/25 P17000 Index 583 Long 167 0.0%
NDX UL 06/20/25 P13400 Index 575 Long 165 0.0%
NDX UL 06/20/25 P16600 Index 574 Long 165 0.0%
NDXP UL 10/04/24 P19840 Index 573 Short 164 0.0%
NDX UL 06/20/25 P16900 Index 570 Long 163 0.0%
NDX UL 06/20/25 P16500 Index 562 Long 161 0.0%
NDX UL 06/20/25 P13200 Index 553 Long 159 0.0%
NDXP UL 10/04/24 P19930 Index 552 Short 158 0.0%
NDX UL 06/20/25 P16400 Index 549 Long 157 0.0%
NDXP UL 10/04/24 P19920 Index 537 Short 154 0.0%
NDX UL 06/20/25 P16300 Index 537 Long 154 0.0%
NDXP UL 10/04/24 P20075 Index 536 Short 154 0.0%
NDX UL 06/20/25 P13000 Index 533 Long 153 0.0%
NDX UL 03/21/25 P14800 Index 531 Long 152 0.0%
Other Components 63,827 _ 18,301 0.7%
Total 28,593 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD Curncy $ 6,563,932 Long - 98.9%
RUTW UO 10/04/24 P2210 Index 3,110 Short 1,900 0.0%
RUTW UO 10/04/24 P2205 Index 2,816 Short 1,720 0.0%
RUTW UO 10/04/24 P2200 Index 2,542 Short 1,553 0.0%
RUTW UO 10/04/24 P2195 Index 2,289 Short 1,398 0.0%
RUT UO 06/20/25 P1900 Index 2,097 Long 1,281 0.0%
RUTW UO 10/04/24 P2190 Index 2,053 Short 1,255 0.0%
RUT UO 06/20/25 P1850 Index 1,872 Long 1,144 0.0%
RUT UO 06/20/25 P1950 Index 1,843 Long 1,126 0.0%
RUTW UO 10/04/24 P2185 Index 1,836 Short 1,122 0.0%
RUT UO 06/20/25 P1800 Index 1,678 Long 1,025 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the NMUSSLTRS (Equity Long
Short Multi Factor (Long), Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
RUTW UO 10/04/24 P2180 Index 1,636 Short 1,000 0.0%
RUT UO 06/20/25 P1750 Index 1,511 Long 923 0.0%
RUTW UO 10/04/24 P2175 Index 1,452 Short 887 0.0%
RUT UO 06/20/25 P1700 Index 1,370 Long 837 0.0%
RUTW UO 10/04/24 P2170 Index 1,284 Short 784 0.0%
RUT UO 06/20/25 P1650 Index 1,251 Long 764 0.0%
RUT UO 06/20/25 P1600 Index 1,150 Long 703 0.0%
RUTW UO 10/04/24 P2165 Index 1,130 Short 690 0.0%
RUT UO 06/20/25 P1550 Index 1,065 Long 650 0.0%
RUT UO 06/20/25 P2000 Index 1,017 Long 621 0.0%
RUT UO 06/20/25 P1500 Index 992 Long 606 0.0%
RUTW UO 10/04/24 P2160 Index 990 Short 605 0.0%
RUT UO 06/20/25 P1450 Index 929 Long 568 0.0%
RUT UO 03/21/25 P1600 Index 879 Long 537 0.0%
RUT UO 06/20/25 P1400 Index 874 Long 534 0.0%
RUTW UO 10/04/24 P2155 Index 863 Short 527 0.0%
RUT UO 06/20/25 P1350 Index 825 Long 504 0.0%
RUT UO 03/21/25 P1550 Index 806 Long 492 0.0%
RUT UO 06/20/25 P1300 Index 781 Long 477 0.0%
RUTW UO 10/04/24 P2150 Index 750 Short 458 0.0%
RUT UO 03/21/25 P1500 Index 743 Long 454 0.0%
RUT UO 06/20/25 P1250 Index 740 Long 452 0.0%
RUT UO 03/21/25 P1450 Index 688 Long 420 0.0%
RUT UO 03/21/25 P1650 Index 676 Long 413 0.0%
RUTW UO 10/04/24 P2145 Index 649 Short 396 0.0%
RUT UO 06/20/25 P1200 Index 647 Long 395 0.0%
RUT UO 03/21/25 P1400 Index 638 Long 390 0.0%
RUT UO 06/20/25 P1150 Index 613 Long 374 0.0%
RUT UO 03/21/25 P1350 Index 593 Long 362 0.0%
RUTW UO 10/04/24 P2140 Index 560 Short 342 0.0%
RUT UO 03/21/25 P1300 Index 551 Long 337 0.0%
RUT UO 06/20/25 P1100 Index 536 Long 327 0.0%
RUT UO 03/21/25 P1250 Index 512 Long 313 0.0%
RUTW UO 10/04/24 P2135 Index 482 Short 295 0.0%
RUT UO 03/21/25 P1200 Index 475 Long 290 0.0%
RUT UO 06/20/25 P2050 Index 462 Long 282 0.0%
RUT UO 06/20/25 P1050 Index 455 Long 278 0.0%
RUT UO 03/21/25 P1150 Index 440 Long 269 0.0%
RUT UO 06/20/25 P1000 Index 430 Long 263 0.0%
Other Components 17,192 _ 10,503 0.3%
Total 43,849 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
PG&E Corp $ 9,980 — 38,238 12.3%
Energy Transfer LP 5,856 — 22,438 7.2%
VICI Properties Inc 5,131 — 19,658 6.3%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
APA Corp 4,761 — 18,241 5.9%
Roivant Sciences Ltd 4,752 — 18,208 5.9%
Intel Corp 4,645 — 17,797 5.7%
Constellium SE 4,476 — 17,151 5.5%
CVS Health Corp 3,189 — 12,219 3.9%
Walmart Inc 2,916 — 11,171 3.6%
Fifth Third Bancorp 2,847 — 10,910 3.5%
Corteva Inc 2,648 — 10,147 3.3%
Boston Scientific Corp 2,372 — 9,087 2.9%
NVIDIA Corp 2,250 — 8,621 2.8%
Hexcel Corp 2,102 — 8,055 2.6%
Amazon.com Inc 2,069 — 7,929 2.6%
Oracle Corp 1,759 — 6,741 2.2%
Advanced Micro Devices Inc 1,529 — 5,860 1.9%
Gen Digital Inc 1,302 — 4,987 1.6%
Illumina Inc 952 — 3,649 1.2%
KKR & Co Inc 790 — 3,029 1.0%
Salesforce Inc 779 — 2,986 1.0%
Cadence Design Systems Inc 742 — 2,844 0.9%
CCC Intelligent Solutions Hold 738 — 2,828 0.9%
NCR Voyix Corp 706 — 2,706 0.9%
Adobe Inc 641 — 2,458 0.8%
Lennar Corp 624 — 2,390 0.8%
Beyond Inc 612 — 2,344 0.8%
Visa Inc 598 — 2,290 0.7%
Autodesk Inc 592 — 2,269 0.7%
Kyndryl Holdings Inc 525 — 2,013 0.6%
Groupon Inc 517 — 1,979 0.6%
FedEx Corp 487 — 1,867 0.6%
CyberArk Software Ltd 467 — 1,790 0.6%
Juniper Networks Inc 381 — 1,460 0.5%
RingCentral Inc 375 — 1,437 0.5%
Meta Platforms Inc 367 — 1,407 0.5%
DocuSign Inc 362 — 1,385 0.4%
Vertiv Holdings Co 342 — 1,310 0.4%
Hewlett Packard Enterprise Co 320 — 1,227 0.4%
Booz Allen Hamilton Holding Co 297 — 1,137 0.4%
Tenable Holdings Inc 289 — 1,107 0.4%
HubSpot Inc 249 — 954 0.3%
Alphabet Inc 246 — 942 0.3%
Alphabet Inc 245 — 940 0.3%
Ambarella Inc 239 — 917 0.3%
Equifax Inc 236 — 903 0.3%
Ciena Corp 223 — 855 0.3%
Amdocs Ltd 218 — 835 0.3%
Palo Alto Networks Inc 203 — 779 0.3%
Rapid7 Inc 203 — 779 0.3%
Other Components 1,712 — 6,560 2.1%
Total 309,837 100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the NMUSSSTRS (Equity Long
Short Multi Factor (Short), Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Wolfspeed Inc $ 6,284 — (22,950) 8.1%
Williams Cos Inc/The 2,851 — (10,414) 3.7%
Viatris Inc 1,900 — (6,939) 2.4%
Dropbox Inc 1,813 — (6,620) 2.3%
Warner Bros Discovery Inc 1,723 — (6,293) 2.2%
Lattice Semiconductor Corp 1,589 — (5,802) 2.0%
State Street Corp 1,541 — (5,629) 2.0%
TripAdvisor Inc 1,415 — (5,169) 1.8%
LyondellBasell Industries NV 1,354 — (4,947) 1.7%
Cleveland-Cliffs Inc 1,349 — (4,926) 1.7%
Edwards Lifesciences Corp 1,209 — (4,416) 1.6%
Medtronic PLC 1,208 — (4,411) 1.6%
Palantir Technologies Inc 1,103 — (4,029) 1.4%
Chipotle Mexican Grill Inc 1,079 — (3,939) 1.4%
Marvell Technology Inc 1,047 — (3,825) 1.3%
Corning Inc 1,036 — (3,785) 1.3%
GameStop Corp 1,010 — (3,690) 1.3%
Cisco Systems Inc 1,008 — (3,680) 1.3%
United States Steel Corp 962 — (3,515) 1.2%
Under Armour Inc 957 — (3,496) 1.2%
Cloudflare Inc 955 — (3,488) 1.2%
R1 RCM Inc 925 — (3,379) 1.2%
Lumentum Holdings Inc 884 — (3,228) 1.1%
Dynatrace Inc 876 — (3,198) 1.1%
Albertsons Cos Inc 865 — (3,160) 1.1%
Paychex Inc 857 — (3,129) 1.1%
ON Semiconductor Corp 782 — (2,857) 1.0%
Pinterest Inc 773 — (2,824) 1.0%
Marathon Oil Corp 745 — (2,722) 1.0%
Zoom Video Communications Inc 714 — (2,608) 0.9%
Grocery Outlet Holding Corp 706 — (2,578) 0.9%
Wells Fargo & Co 703 — (2,568) 0.9%
Allegro MicroSystems Inc 680 — (2,484) 0.9%
BILL Holdings Inc 666 — (2,433) 0.9%
Steel Dynamics Inc 629 — (2,296) 0.8%
Norwegian Cruise Line Holdings 606 — (2,214) 0.8%
Vontier Corp 600 — (2,190) 0.8%
GLOBALFOUNDRIES Inc 592 — (2,162) 0.8%
Mid-America Apartment Communit 570 — (2,080) 0.7%
GoDaddy Inc 555 — (2,025) 0.7%
HF Sinclair Corp 544 — (1,989) 0.7%
AppLovin Corp 534 — (1,950) 0.7%
DraftKings Inc 520 — (1,900) 0.7%
Amphenol Corp 517 — (1,889) 0.7%
KB Home 516 — (1,886) 0.7%
Permian Resources Corp 506 — (1,849) 0.7%
Incyte Corp 492 — (1,795) 0.6%
Starbucks Corp 483 — (1,763) 0.6%
Entegris Inc 479 — (1,748) 0.6%
Arch Capital Group Ltd 478 — (1,746) 0.6%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the NMXCMDTRS (Cross Asset
Trend Daily, Multi Asset) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Other Components 25,480 — (93,058) 32.8%
Total (283,673) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Forward Interest Rate Swap EUR
1y @ 17/10/2024
$ 6,781,406 Long (4,672) 16.0%
Forward Interest Rate Swap USD
1Y @ 17/10/2024
6,780,218 Long (4,671) 16.0%
Forward Interest Rate Swap USD
2Y @ 17/10/2024
3,431,327 Long (2,364) 8.1%
Forward Interest Rate Swap EUR
2y @ 17/10/2024
3,411,628 Long (2,350) 8.1%
SGD Forward @ 15/11/2024 3,161,062 Long (2,178) 7.5%
Forward Interest Rate Swap GBP
1y @ 15/10/2024
2,957,444 Long (2,038) 7.0%
CNH Forward @ 15/11/2024 1,659,911 Long (1,144) 3.9%
Forward Interest Rate Swap GBP
2y @ 15/10/2024
1,504,088 Long (1,036) 3.6%
Forward Interest Rate Swap USD
5Y @ 17/10/2024
1,438,734 Long (991) 3.4%
Forward Interest Rate Swap EUR
5y @ 17/10/2024
1,408,787 Long (971) 3.3%
GCZ4 Comdty 1,073,799 Long (740) 2.5%
PLN Forward @ 15/11/2024 1,022,901 Long (705) 2.4%
ZAR Forward @ 15/11/2024 914,632 Long (630) 2.2%
ESZ4 Index 799,371 Long (551) 1.9%
Forward Interest Rate Swap USD
10Y @ 17/10/2024
777,882 Long (536) 1.8%
Forward Interest Rate Swap EUR
10y @ 17/10/2024
744,118 Long (513) 1.8%
INR Forward @ 18/11/2024 711,626 Long (490) 1.7%
Forward Interest Rate Swap GBP
5y @ 15/10/2024
632,123 Long (436) 1.5%
Forward Interest Rate Swap JPY
5Y @ 17/10/2024
575,199 Long (396) 1.4%
LPX24 Comdty 425,974 Long (293) 1.0%
KRW Forward @ 15/11/2024 377,240 Long (260) 0.9%
Forward Interest Rate Swap GBP
10y @ 15/10/2024
343,414 Long (237) 0.8%
VGZ4 Index 328,667 Long (226) 0.8%
MXN Forward @ 15/11/2024 302,986 Short (209) 0.7%
Forward Interest Rate Swap JPY
10Y @ 17/10/2024
294,218 Long (203) 0.7%
NGX24 Comdty 136,247 Short (94) 0.3%
COZ4 Comdty 122,943 Short (85) 0.3%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the VMACBTRS (Commodity
Volatility Carry, Commodity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
CLX4 Comdty 84,600 Short (58) 0.2%
NIZ4 Index 67,863 Long (47) 0.2%
BRL Forward @ 18/11/2024 67,328 Short (46) 0.2%
Total (29,169) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
CTZ4 Comdty $ 148,152 Long (4,046) 8.3%
KCZ4 Comdty 89,211 Long (2,436) 5.0%
GCZ4C 2485 Comdty 31,046 Short (848) 1.7%
HOX4 Comdty 24,648 Short (673) 1.4%
KCH5 Comdty 22,556 Long (616) 1.3%
GCZ4C 2535 Comdty 20,907 Short (571) 1.2%
GCZ4C 2425 Comdty 19,848 Short (542) 1.1%
GCZ4C 2460 Comdty 19,714 Short (538) 1.1%
GCZ4C 2480 Comdty 18,865 Short (515) 1.1%
GCZ4C 2420 Comdty 18,410 Short (503) 1.0%
COZ4P 76.25 Comdty 18,004 Short (492) 1.0%
GCZ4C 2510 Comdty 16,865 Short (461) 0.9%
GCZ4C 2180 Comdty 16,802 Short (459) 0.9%
GCZ4C 2440 Comdty 16,188 Short (442) 0.9%
GCZ4C 2315 Comdty 16,139 Short (441) 0.9%
GCZ4C 2340 Comdty 16,107 Short (440) 0.9%
GCZ4C 2320 Comdty 15,789 Short (431) 0.9%
GCZ4C 2585 Comdty 15,052 Short (411) 0.8%
LPV4C 9150 Comdty 14,936 Short (408) 0.8%
GCZ4C 2270 Comdty 14,926 Short (408) 0.8%
COZ4P 74.5 Comdty 14,749 Short (403) 0.8%
GCZ4C 2540 Comdty 14,572 Short (398) 0.8%
COZ4P 75.25 Comdty 14,538 Short (397) 0.8%
GCZ4C 2595 Comdty 14,172 Short (387) 0.8%
COZ4P 71.75 Comdty 13,947 Short (381) 0.8%
GCZ4C 2600 Comdty 13,398 Short (366) 0.7%
LPV4C 9000 Comdty 13,363 Short (365) 0.7%
COZ4 Comdty 13,343 Short (364) 0.7%
GCZ4C 2570 Comdty 12,604 Short (344) 0.7%
COZ4P 73 Comdty 12,238 Short (334) 0.7%
LPX4C 9525 Comdty 12,203 Short (333) 0.7%
LPX4C 9175 Comdty 11,924 Short (326) 0.7%
GCZ4C 2325 Comdty 11,915 Short (325) 0.7%
GCZ4C 2450 Comdty 11,769 Short (321) 0.7%
GCZ4C 2410 Comdty 11,767 Short (321) 0.7%
COZ4P 77.75 Comdty 11,091 Short (303) 0.6%
LPX4C 9200 Comdty 11,073 Short (302) 0.6%
GCZ4C 2475 Comdty 10,993 Short (300) 0.6%
GCZ4C 2310 Comdty 10,884 Short (297) 0.6%
LPV4C 9350 Comdty 10,181 Short (278) 0.6%
GCZ4C 2335 Comdty 9,885 Short (270) 0.6%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the VMACFTRS (Commodity
Macro Hedge, Commodity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
LPX4C 9300 Comdty 9,820 Short (268) 0.5%
COF5P 69 Comdty 9,748 Short (266) 0.5%
GCZ4C 2560 Comdty 9,657 Short (264) 0.5%
COZ4P 70.75 Comdty 9,316 Short (254) 0.5%
COZ4P 76 Comdty 8,581 Short (234) 0.5%
GCZ4C 2175 Comdty 8,369 Short (229) 0.5%
GCZ4C 2445 Comdty 8,343 Short (228) 0.5%
GCZ4C 2195 Comdty 8,251 Short (225) 0.5%
GCZ4C 2430 Comdty 8,188 Short (224) 0.5%
Other Components 872,284 — (23,819) 48.8%
Total (48,806) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
BOH5 Comdty $ 765,546 Long (7,845) 15.3%
BOZ4 Comdty 624,301 Short (6,398) 12.5%
LHZ4 Comdty 282,658 Short (2,897) 5.7%
LHM5 Comdty 277,287 Long (2,842) 5.6%
NGZ24 Comdty 270,458 Short (2,772) 5.4%
LCZ4 Comdty 225,448 Short (2,310) 4.5%
LCM5 Comdty 221,164 Long (2,266) 4.4%
CTZ4 Comdty 217,327 Short (2,227) 4.4%
CTH5 Comdty 213,197 Long (2,185) 4.3%
NGF25 Comdty 197,704 Long (2,026) 4.0%
KCZ4 Comdty 180,567 Short (1,850) 3.6%
KCH5 Comdty 177,136 Long (1,815) 3.6%
BOF5 Comdty 156,075 Short (1,599) 3.1%
C Z4 Comdty 136,389 Short (1,398) 2.7%
C H5 Comdty 133,797 Long (1,371) 2.7%
XBZ4 Comdty 91,953 Short (942) 1.8%
HOZ4 Comdty 74,464 Short (763) 1.5%
XBF5 Comdty 67,217 Long (689) 1.3%
NGH25 Comdty 66,330 Long (680) 1.3%
HOF5 Comdty 54,433 Long (558) 1.1%
S H5 Comdty 51,191 Long (525) 1.0%
W Z4 Comdty 50,778 Short (520) 1.0%
S X4 Comdty 41,746 Short (428) 0.8%
W K5 Comdty 39,850 Long (408) 0.8%
HGZ4 Comdty 33,245 Short (341) 0.7%
KWZ4 Comdty 32,144 Short (329) 0.6%
HGH5 Comdty 30,309 Long (311) 0.6%
SBH5 Comdty 28,051 Short (287) 0.6%
KWK5 Comdty 25,226 Long (259) 0.5%
XBH5 Comdty 22,551 Long (231) 0.5%
HOH5 Comdty 18,262 Long (187) 0.4%
CLH5 Comdty 10,852 Long (111) 0.2%
S F5 Comdty 10,437 Short (107) 0.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the VMAQDSTRS (Equity
Signal Volatility Carry, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
W N5 Comdty 9,963 Long (102) 0.2%
CLX4 Comdty 8,850 Short (91) 0.2%
KWN5 Comdty 6,307 Long (65) 0.1%
COZ4P 76.25 Comdty 6,048 Short (62) 0.1%
COZ4P 74.5 Comdty 4,955 Short (51) 0.1%
COG5P 37.5 Comdty 4,888 Long (50) 0.1%
COZ4P 75.25 Comdty 4,884 Short (50) 0.1%
COZ4P 71.75 Comdty 4,685 Short (48) 0.1%
COZ4 Comdty 4,482 Short (46) 0.1%
COZ4P 73 Comdty 4,111 Short (42) 0.1%
COZ4P 77.75 Comdty 3,726 Short (38) 0.1%
COF5P 69 Comdty 3,275 Short (34) 0.1%
COF5P 42 Comdty 3,263 Long (33) 0.1%
COZ4P 70.75 Comdty 3,130 Short (32) 0.1%
COF5P 37.5 Comdty 2,966 Long (30) 0.1%
COG5P 35 Comdty 2,899 Long (30) 0.1%
COZ4P 76 Comdty 2,883 Short (30) 0.1%
Other Components 77,985 — (799) 1.6%
Total (51,111) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPXW US 10/04/24 C5740 Index $ 6,738 Short 8,857 22.2%
SPXW US 10/04/24 P5700 Index 5,714 Short 7,511 18.8%
SPXW US 10/04/24 C5800 Index 3,831 Short 5,035 12.6%
SPXW US 10/02/24 C5730 Index 3,507 Short 4,610 11.5%
SPXW US 10/04/24 P5740 Index 3,407 Long 4,478 11.2%
SPXW US 10/02/24 C5800 Index 2,462 Short 3,236 8.1%
SPXW US 10/02/24 P5700 Index 1,106 Short 1,453 3.6%
SPXW US 10/02/24 P5730 Index 901 Long 1,184 3.0%
SPXW US 10/04/24 P5600 Index 710 Short 933 2.3%
SPXW US 10/04/24 P5500 Index 360 Short 474 1.2%
SPXW US 10/04/24 C5900 Index 259 Short 341 0.9%
SPXW US 10/02/24 P5600 Index 216 Short 284 0.7%
SPXW US 10/04/24 P5300 Index 153 Short 201 0.5%
SPXW US 10/04/24 P5100 Index 132 Short 173 0.4%
ESZ4 Index 115 Long 151 0.4%
SPXW US 10/04/24 P5400 Index 112 Short 148 0.4%
SPXW US 10/04/24 P4900 Index 108 Short 142 0.4%
SPXW US 10/04/24 P5000 Index 82 Short 108 0.3%
SPXW US 10/04/24 P5200 Index 79 Short 104 0.3%
SPXW US 10/02/24 P5200 Index 61 Short 80 0.2%
SPXW US 10/04/24 P4800 Index 56 Short 74 0.2%
SPXW US 10/02/24 P5000 Index 52 Short 68 0.2%
SPXW US 10/02/24 P5400 Index 46 Short 60 0.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPXW US 10/02/24 P5500 Index 41 Short 54 0.1%
SPXW US 10/02/24 P5100 Index 29 Short 38 0.1%
SPXW US 10/02/24 P5300 Index 26 Short 34 0.1%
SPXW US 10/04/24 C6075 Index 26 Short 34 0.1%
SPXW US 10/02/24 P4900 Index 24 Short 32 0.1%
SPXW US 10/04/24 C6000 Index 19 Short 25 0.1%
Total 39,921 100.0%